Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	GALAPAGOS NV
Entity Central Index Key	0001421876
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1